UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic
Dividend & Income Fund

February 29, 2012

1.814104.107

SDI-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.0%
	Principal Amount	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 3,690,000	$ 5,804,739
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	2,560,000	5,744,000
Hotels, Restaurants & Leisure - 0.5%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	5,820,000	7,412,934
MGM Mirage, Inc. 4.25% 4/15/15	3,310,000	3,545,838
		10,958,772
TOTAL CONSUMER DISCRETIONARY		22,507,511
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	475,288
Oil States International, Inc. 2.375% 7/1/25	210,000	537,075
Transocean, Inc. Series C, 1.5% 12/15/37	11,400,000	11,328,750
		12,341,113
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 2.5% 5/15/37	9,000,000	8,370,900
Peabody Energy Corp. 4.75% 12/15/66	820,000	823,075
Pioneer Natural Resources Co. 2.875% 1/15/38	1,090,000	2,062,825
Western Refining, Inc. 5.75% 6/15/14	7,560,000	13,863,150
		25,119,950
TOTAL ENERGY		37,461,063
HEALTH CARE - 1.3%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	5,980,000	6,174,350
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	660,000	1,222,320
Gilead Sciences, Inc. 1.625% 5/1/16	3,700,000	4,618,063
		12,014,733
Health Care Equipment & Supplies - 0.6%
Medtronic, Inc. 1.625% 4/15/13	6,100,000	6,157,950
Teleflex, Inc. 3.875% 8/1/17	5,780,000	6,781,096
		12,939,046
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	$ 2,130,000	$ 4,007,063
TOTAL HEALTH CARE		28,960,842
INDUSTRIALS - 1.0%
Commercial Services & Supplies - 0.5%
Covanta Holding Corp. 3.25% 6/1/14	9,990,000	11,499,489
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14	1,340,000	1,780,525
4.25% 12/15/14	3,460,000	4,712,088
		6,492,613
Machinery - 0.2%
Navistar International Corp. 3% 10/15/14	2,780,000	3,130,975
TOTAL INDUSTRIALS		21,123,077
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16 (f)	7,110,000	7,287,750
Computers & Peripherals - 0.7%
3D Systems Corp. 5.5% 12/15/16 (f)	1,300,000	1,678,690
EMC Corp. 1.75% 12/1/13	3,600,000	6,329,250
SanDisk Corp. 1.5% 8/15/17	5,330,000	6,356,025
		14,363,965
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (f)	3,080,000	3,237,850
Internet Software & Services - 0.6%
Equinix, Inc.:
3% 10/15/14	4,890,000	6,685,119
4.75% 6/15/16	2,120,000	3,853,100
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,282,350
		11,820,569
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	3,680,000	4,439,184
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 3.25% 8/1/39	4,840,000	6,637,092
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. 1.875% 8/1/31 (f)	$ 6,050,000	$ 6,617,188
ON Semiconductor Corp.:
2.625% 12/15/26	165,000	189,131
2.625% 12/15/26	835,000	983,734
		14,427,145
Software - 0.9%
Microsoft Corp. 0% 6/15/13 (f)	9,960,000	10,850,175
Nuance Communications, Inc. 2.75% 11/1/31 (f)	3,550,000	4,087,825
Symantec Corp. 1% 6/15/13	3,070,000	3,443,926
		18,381,926
TOTAL INFORMATION TECHNOLOGY		73,958,389
MATERIALS - 0.8%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	4,100,000	4,040,550
Metals & Mining - 0.5%
Newmont Mining Corp.:
1.25% 7/15/14	3,500,000	4,830,000
1.625% 7/15/17	3,750,000	5,573,438
United States Steel Corp. 4% 5/15/14	400,000	454,500
		10,857,938
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	1,130,000	1,586,238
TOTAL MATERIALS		16,484,726
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	14,040,000	10,214,100
Level 3 Communications, Inc. 6.5% 10/1/16	1,390,000	2,138,863
		12,352,963
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
CMS Energy Corp. 5.5% 6/15/29	$ 5,570,000	$ 8,717,050
TOTAL CONVERTIBLE BONDS		221,565,621
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
8% 2/15/20 (f)	105,000	111,300
10.75% 7/15/15 pay-in-kind (f)(i)	2,494,000	2,631,170
		2,742,470
Hotels, Restaurants & Leisure - 0.5%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,592,123
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,062,350
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,224,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	547,500
		10,425,973
Media - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	2,495,000	2,682,125
TOTAL CONSUMER DISCRETIONARY		15,850,568
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Rite Aid Corp.:
9.375% 12/15/15	12,010,000	12,370,300
9.5% 6/15/17	5,195,000	5,272,925
Tops Markets LLC 10.125% 10/15/15	7,105,000	7,655,638
		25,298,863
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Western Refining, Inc. 11.25% 6/15/17 (f)	6,886,000	7,781,180
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 3.4%
Capital Markets - 0.6%
BankAmerica Institutional Capital A 8.07% 12/31/26 (f)	$ 265,000	$ 265,994
Chase Capital II 1.0469% 2/1/27 (i)	8,650,000	6,660,500
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,517,500
JPMorgan Chase Capital XXIII 1.5026% 5/15/77 (i)	2,500,000	1,855,890
Lehman Brothers Holdings, Inc. 1.3569% (d)(i)	1,000,000	100
		12,299,984
Commercial Banks - 1.9%
BAC Capital Trust VI 5.625% 3/8/35	1,500,000	1,379,549
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,020,000
CIT Group, Inc. 7% 5/2/17 (f)	3,500,000	3,502,205
First Maryland Capital I 1.5715% 1/15/27 (i)	2,500,000	1,902,260
JPMorgan Chase Capital XXI 1.5293% 1/15/87 (i)	2,500,000	1,853,975
PNC Capital Trust C 1.0969% 6/1/28 (i)	4,000,000	3,162,728
Wachovia Capital Trust II 1.067% 1/15/27 (i)	32,014,000	24,327,439
Wells Fargo Capital II 1.0531% 1/30/27 (i)	2,500,000	1,939,508
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,005,000
		41,092,664
Consumer Finance - 0.0%
SLM Corp. 7.25% 1/25/22	390,000	408,525
Diversified Financial Services - 0.9%
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,110,875
Goldman Sachs Capital II 5.793% (g)(i)	12,500,000	8,656,250
JPMorgan Chase Capital XIII 1.4924% 9/30/34 (i)	2,750,000	2,090,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,736,200
		18,593,325
TOTAL FINANCIALS		72,394,498
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	1,056,413
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	5,623,000	5,777,633
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.:
8.25% 12/15/20	$ 705,000	$ 782,550
8.625% 9/15/15	5,000,000	5,525,000
8.875% 9/1/17	3,000,000	3,360,000
		15,445,183
MATERIALS - 0.4%
Chemicals - 0.0%
Ineos Finance PLC 8.375% 2/15/19 (f)	245,000	258,475
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)	6,820,000	7,791,850
TOTAL MATERIALS		8,050,325
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)	6,545,000	6,365,013
14.75% 12/1/16 (f)	255,000	261,681
		6,626,694
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 7.375% 8/1/15	1,500,000	1,481,250
Sprint Nextel Corp. 6% 12/1/16	4,000,000	3,640,000
		5,121,250
TOTAL TELECOMMUNICATION SERVICES		11,747,944
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS		160,699,974
TOTAL CORPORATE BONDS (Cost $365,709,876)		382,265,595
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (h) (Cost $1,799,643)	$ 1,800,000	$ 1,799,663
Common Stocks - 62.8%
	Shares
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 0.2%
Ford Motor Co.	307,600	3,808,088
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	54,100	1,492,619
Darden Restaurants, Inc.	62,000	3,161,380
McDonald's Corp.	232,200	23,052,816
Starbucks Corp.	42,500	2,063,800
Wyndham Worldwide Corp.	22,700	998,573
		30,769,188
Media - 1.2%
Comcast Corp. Class A	196,400	5,770,232
Time Warner Cable, Inc.	101,300	8,037,142
Time Warner, Inc.	307,600	11,445,796
		25,253,170
Specialty Retail - 1.1%
Foot Locker, Inc.	91,500	2,669,055
Home Depot, Inc.	378,400	18,000,488
TJX Companies, Inc.	67,800	2,482,158
		23,151,701
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	35,400	5,170,170
TOTAL CONSUMER DISCRETIONARY		88,152,317
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	64,300	4,324,175
Diageo PLC sponsored ADR	21,900	2,092,764
Dr Pepper Snapple Group, Inc.	128,300	4,881,815
PepsiCo, Inc.	187,700	11,813,838
The Coca-Cola Co.	488,800	34,147,568
		57,260,160
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
Safeway, Inc.	78,600	$ 1,685,970
Sysco Corp.	83,600	2,459,512
Wal-Mart Stores, Inc.	281,100	16,607,388
		20,752,870
Food Products - 1.3%
Danone	61,300	4,146,891
Kraft Foods, Inc. Class A	491,200	18,699,984
Unilever PLC sponsored ADR	156,300	5,075,061
		27,921,936
Household Products - 3.1%
Colgate-Palmolive Co.	120,200	11,200,236
Kimberly-Clark Corp.	143,600	10,465,568
Procter & Gamble Co.	637,758	43,061,420
Reckitt Benckiser Group PLC	26,900	1,489,180
		66,216,404
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	48,600	4,922,208
Imperial Tobacco Group PLC	51,781	2,051,917
Japan Tobacco, Inc.	771	4,097,079
Lorillard, Inc.	31,100	4,076,588
Philip Morris International, Inc.	308,918	25,800,831
		40,948,623
TOTAL CONSUMER STAPLES		213,099,993
ENERGY - 8.5%
Energy Equipment & Services - 0.4%
Ensco International Ltd. ADR	129,300	7,538,190
Oil, Gas & Consumable Fuels - 8.1%
Atlas Pipeline Partners, LP	41,500	1,533,425
Bonavista Energy Corp. (e)	44,600	1,036,528
BP PLC sponsored ADR	171,600	8,092,656
Chevron Corp.	464,900	50,729,888
Enterprise Products Partners LP	19,100	990,908
Exxon Mobil Corp.	871,700	75,402,033
Inergy Midstream LP	39,600	839,124
Legacy Reserves LP	33,100	955,266
Marathon Oil Corp.	282,500	9,573,925
Marathon Petroleum Corp.	164,850	6,849,518
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	48,400	$ 5,051,508
Penn West Petroleum Ltd.	47,100	1,028,476
Royal Dutch Shell PLC Class A sponsored ADR	113,300	8,281,097
Targa Resources Corp.	22,300	990,789
Williams Companies, Inc.	34,200	1,021,896
		172,377,037
TOTAL ENERGY		179,915,227
FINANCIALS - 15.6%
Commercial Banks - 0.4%
Australia & New Zealand Banking Group Ltd.	57,043	1,342,620
BB&T Corp.	69,900	2,044,575
M&T Bank Corp.	38,100	3,109,722
U.S. Bancorp	68,900	2,025,660
UMB Financial Corp.	3,000	124,950
		8,647,527
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	160,000	6,278,400
Insurance - 1.8%
ACE Ltd.	46,900	3,363,199
AFLAC, Inc.	143,600	6,785,100
Allied World Assurance Co. Holdings Ltd.	22,500	1,484,325
Axis Capital Holdings Ltd.	151,600	4,676,860
MetLife, Inc.	119,300	4,599,015
MetLife, Inc. unit (a)	154,200	11,142,492
Prudential Financial, Inc.	33,900	2,073,324
The Travelers Companies, Inc.	85,800	4,973,826
		39,098,141
Real Estate Investment Trusts - 13.0%
Acadia Realty Trust (SBI)	277,000	5,869,630
Alexandria Real Estate Equities, Inc.	10,059	721,130
AvalonBay Communities, Inc.	18,128	2,350,658
Boston Properties, Inc.	131,077	13,310,869
Camden Property Trust (SBI)	183,187	11,357,594
CBL & Associates Properties, Inc.	466,669	8,227,374
Chesapeake Lodging Trust	282,363	4,978,060
DCT Industrial Trust, Inc.	423,500	2,397,010
DDR Corp.	628,800	8,884,944
DiamondRock Hospitality Co.	98,579	981,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc. (e)	192,871	$ 13,983,148
Douglas Emmett, Inc.	336,086	7,081,332
Education Realty Trust, Inc.	631,900	6,495,932
Equity One, Inc.	161,400	3,069,828
Equity Residential (SBI)	192,169	10,932,494
Essex Property Trust, Inc.	77,632	10,867,704
Excel Trust, Inc.	113,255	1,357,927
Glimcher Realty Trust	367,731	3,640,537
HCP, Inc.	126,172	4,983,794
Health Care REIT, Inc.	93,106	5,068,691
Highwoods Properties, Inc. (SBI)	206,948	6,622,336
Host Hotels & Resorts, Inc.	352,073	5,555,712
Kite Realty Group Trust	222,034	1,090,187
LaSalle Hotel Properties (SBI)	124,400	3,318,992
Lexington Corporate Properties Trust	357,700	3,094,105
LTC Properties, Inc.	25,600	790,016
National Health Investors, Inc.	25,900	1,220,667
National Retail Properties, Inc.	260,100	6,931,665
Post Properties, Inc.	135,741	5,927,809
Prologis, Inc.	500,145	16,834,881
Public Storage (e)	137,340	18,413,174
Sabra Health Care REIT, Inc.	86,400	1,233,792
Simon Property Group, Inc.	239,181	32,404,242
SL Green Realty Corp.	167,550	12,742,178
Stag Industrial, Inc.	89,500	1,099,955
Sun Communities, Inc.	43,200	1,788,048
Sunstone Hotel Investors, Inc. (a)	267,936	2,406,065
The Macerich Co.	76,046	4,105,724
Ventas, Inc.	353,230	19,752,622
Vornado Realty Trust	48,399	3,955,650
		275,848,323
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	85,400	1,248,548
TOTAL FINANCIALS		331,120,939
HEALTH CARE - 6.6%
Biotechnology - 0.1%
Amgen, Inc.	46,200	3,139,290
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	87,600	$ 5,092,188
Covidien PLC	68,800	3,594,800
		8,686,988
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	112,502	2,097,037
Emeritus Corp. (a)	206,531	3,812,562
Sunrise Senior Living, Inc. (a)	154,004	1,191,991
UnitedHealth Group, Inc.	27,800	1,549,850
		8,651,440
Pharmaceuticals - 5.7%
Abbott Laboratories	192,400	10,891,764
Eli Lilly & Co.	260,900	10,237,716
GlaxoSmithKline PLC sponsored ADR	178,050	7,889,396
Johnson & Johnson	442,144	28,774,732
Merck & Co., Inc.	263,790	10,068,864
Pfizer, Inc.	1,712,900	36,142,190
Roche Holding AG sponsored ADR	160,600	6,998,948
Sanofi SA sponsored ADR	244,700	9,061,241
		120,064,851
TOTAL HEALTH CARE		140,542,569
INDUSTRIALS - 5.4%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	193,600	11,532,752
Raytheon Co.	132,300	6,683,796
The Boeing Co.	202,100	15,147,395
United Technologies Corp.	103,900	8,714,093
		42,078,036
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	191,300	14,709,057
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc. (e)	51,900	940,947
Republic Services, Inc.	158,100	4,716,123
		5,657,070
Electrical Equipment - 0.4%
Emerson Electric Co.	170,800	8,592,948
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
3M Co.	172,100	$ 15,075,960
General Electric Co.	475,953	9,066,905
		24,142,865
Machinery - 0.6%
Illinois Tool Works, Inc.	174,000	9,690,060
Ingersoll-Rand PLC	62,600	2,496,488
Stanley Black & Decker, Inc.	13,100	1,006,080
		13,192,628
Road & Rail - 0.3%
Norfolk Southern Corp.	80,700	5,560,230
TOTAL INDUSTRIALS		113,932,834
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	99,900	1,986,012
Motorola Solutions, Inc.	61,700	3,072,660
		5,058,672
Electronic Equipment & Components - 0.0%
Domino Printing Sciences PLC	18,594	193,893
IT Services - 0.8%
Accenture PLC Class A	123,600	7,359,144
Automatic Data Processing, Inc.	136,900	7,436,408
IBM Corp.	8,000	1,573,840
		16,369,392
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	170,800	6,697,068
ASML Holding NV	22,100	1,006,655
Intel Corp.	673,900	18,114,432
Intersil Corp. Class A	275,700	3,120,924
Linear Technology Corp.	126,800	4,245,264
Maxim Integrated Products, Inc.	140,200	3,910,178
Texas Instruments, Inc.	107,900	3,598,465
		40,692,986
Software - 2.9%
Microsoft Corp.	1,914,000	60,750,360
TOTAL INFORMATION TECHNOLOGY		123,065,303
Common Stocks - continued
	Shares	Value
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	57,100	$ 5,152,704
BASF AG	11,976	1,051,397
E.I. du Pont de Nemours & Co.	202,900	10,317,465
LyondellBasell Industries NV Class A	58,100	2,508,758
		19,030,324
Paper & Forest Products - 0.0%
MeadWestvaco Corp.	31,700	959,876
TOTAL MATERIALS		19,990,200
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,008,700	30,856,133
CenturyLink, Inc.	143,300	5,767,825
		36,623,958
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,972,600	5,313,695
TOTAL TELECOMMUNICATION SERVICES		41,937,653
UTILITIES - 3.9%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	174,900	6,577,989
Duke Energy Corp.	299,000	6,255,080
Edison International	237,200	9,931,564
El Paso Electric Co.	21,200	693,876
FirstEnergy Corp.	124,300	5,505,247
NextEra Energy, Inc.	211,700	12,598,267
Northeast Utilities	42,400	1,522,160
PNM Resources, Inc.	28,124	505,670
PPL Corp.	144,792	4,133,812
Southern Co.	231,600	10,234,404
		57,958,069
Gas Utilities - 0.2%
ONEOK, Inc.	47,300	3,908,872
Multi-Utilities - 1.0%
National Grid PLC	308,900	3,145,837
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	203,300	$ 8,473,544
Sempra Energy	140,300	8,311,372
		19,930,753
TOTAL UTILITIES		81,797,694
TOTAL COMMON STOCKS (Cost $1,213,447,982)		1,333,554,729
Preferred Stocks - 13.0%

Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.7%
General Motors Co. 4.75%	330,984	14,129,707
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	5,044	5,272,947
TOTAL CONSUMER DISCRETIONARY		19,402,654
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp.:
8.00% (f)	11,600	500,250
Series B, 8.00%	19,200	828,000
		1,328,250
FINANCIALS - 1.5%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	5,890	6,473,110
Diversified Financial Services - 1.0%
AMG Capital Trust I 5.10%	23,800	1,176,613
Bank of America Corp. Series L, 7.25%	13,560	12,781,656
Citigroup, Inc. 7.50%	76,900	7,616,945
		21,575,214
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,267,200
Health Care REIT, Inc. Series I, 6.50%	59,100	3,124,913
		4,392,113
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (a)(f)	330	$ 3
12.00% (a)(f)	1,000	10
		13
TOTAL FINANCIALS		32,440,450
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	16,512	3,896,832
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	4,995,828
TOTAL HEALTH CARE		8,892,660
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	53,800	3,080,050
MATERIALS - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	124,500	5,839,050
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc. 7.00%	29,000	1,571,800
PPL Corp. 8.75%	172,700	9,258,447
		10,830,247
TOTAL CONVERTIBLE PREFERRED STOCKS		81,813,361
Nonconvertible Preferred Stocks - 9.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	65,000	1,649,700
Comcast Corp. 6.625%	28,660	731,690
		2,381,390
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	$ 2,926,000
FINANCIALS - 7.8%
Capital Markets - 0.8%
BNY Capital V 5.95%	40,000	1,014,000
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	2,152,150
Goldman Sachs Group, Inc.:
6.125%	120,000	3,058,800
Series C, 4.9931%	40,000	851,600
Series D	200,000	4,106,000
JPMorgan Chase Capital XXVI 8.00%	77,000	1,978,900
Morgan Stanley Capital I Trust 6.60%	140,000	3,417,400
		16,578,850
Commercial Banks - 1.6%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,117,696
Series 4, 7.75%	247,800	6,232,170
Series 5, 8.125%	25,000	638,750
BB&T Capital Trust VI 9.60%	86,000	2,309,960
CoBank ACB 7.00% (f)	17,000	867,000
First Niagara Financial Group, Inc. Series B, 8.625%	100,000	2,765,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,150,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,038,062
U.S. Bancorp Series A, 3.50%	12,960	10,134,720
USB Capital XII 6.30%	88,361	2,254,973
Zions Bancorp.:
11.00%	80,000	2,101,600
Series C, 9.50%	27,000	709,290
		34,319,221
Consumer Finance - 1.6%
Ally Financial, Inc. 7.00% (f)	38,861	32,643,240
HSBC USA, Inc. Series H, 6.50%	100,000	2,530,000
		35,173,240
Diversified Financial Services - 2.8%
Bank of America Corp.:
Series D, 6.204%	45,000	1,032,300
Series H, 8.20%	593,015	15,050,721
Citigroup Capital VIII 6.95%	236,811	5,953,429
Citigroup Capital XII 8.50%	526,000	13,707,560
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup Capital XIII 7.875%	189,594	$ 5,128,518
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,282,050
General Electric Capital Corp. 6.05%	40,000	1,034,800
GMAC Capital Trust I Series 2, 8.125%	515,640	12,107,227
JPMorgan Chase Capital XXIX 6.70%	155,000	4,020,700
		59,317,305
Insurance - 0.3%
MetLife, Inc. Series B, 6.50%	241,000	6,181,650
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. 7.375%	58,500	1,477,125
Digital Realty Trust, Inc. Series E, 7.00%	20,000	525,600
Health Care REIT, Inc. Series J, 6.50%	12,000	300,000
Hersha Hospitality Trust Series B, 8.00%	48,200	1,187,166
Hospitality Properties Trust Series D, 7.125%	60,000	1,532,400
Public Storage:
Series M, 6.625%	50,000	1,277,000
Series R, 6.35%	41,600	1,126,944
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,587,585
Vornado Realty Trust Series E, 7.00%	40,000	1,036,800
		14,050,620
TOTAL FINANCIALS		165,620,886
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	470,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 7.50%	50,000	1,347,000
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duquesne Light Co. 6.50% (a)	66,050	3,285,988
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,591,200
PPL Electric Utilities Corp. 6.25%	299,000	7,615,171
Southern California Edison Co.:
6.125%	35,000	3,482,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C, 6.00%	42,500	$ 4,212,813
Series D, 6.50%	12,500	1,320,250
		21,507,922
TOTAL NONCONVERTIBLE PREFERRED STOCKS		194,253,198
TOTAL PREFERRED STOCKS (Cost $268,592,203)		276,066,559
Investment Companies - 0.2%

2010 Swift Mandatory Common Exchange Security Trust (f) (Cost $3,852,183)	347,400	4,007,711
Floating Rate Loans - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morton's Restaurant Group, Inc. Tranche B, term loan 8.75% 2/1/17 (i)	$ 750,000	742,500
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (i)	220,000	220,825
FINANCIALS - 0.4%
Insurance - 0.4%
Asurion Corp. Tranche 2ND LIEN, term loan 9% 5/24/19 (i)	8,730,000	8,894,124
TOTAL FLOATING RATE LOANS (Cost $9,608,394)		9,857,449
Preferred Securities - 2.1%
	Principal Amount	Value
FINANCIALS - 2.0%
Commercial Banks - 1.1%
PNC Financial Services Group, Inc. 6.75% (g)(i)	$ 1,500,000	$ 1,560,567
PNC Preferred Funding Trust I 6.517% (f)(g)(i)	18,850,000	14,774,366
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	3,866,000	2,749,830
USB Capital IX 3.5% (g)(i)	5,000,000	3,772,361
		22,857,124
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(i)	460,000	463,134
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	7,046,816
PNC Preferred Funding Trust II 6.113% (f)(g)(i)	9,450,000	7,303,772
Wachovia Capital Trust III 5.5698% (g)(i)	5,591,000	5,154,416
		19,968,138
TOTAL FINANCIALS		42,825,262
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern California Edison Co. 6.25% (g)(i)	1,090,000	1,117,152
TOTAL PREFERRED SECURITIES (Cost $42,551,455)		43,942,414
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	86,773,594	86,773,594
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,800,040	16,800,040
TOTAL MONEY MARKET FUNDS (Cost $103,573,634)		103,573,634
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,009,135,370)		2,155,067,754
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(31,579,617)
NET ASSETS - 100%		$ 2,123,488,137
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
418 CME E-mini S&P 500 Index Contracts	March 2012	$ 28,515,960	$ 2,327,633

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,742,653 or 7.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,799,663.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,008
Fidelity Securities Lending Cash Central Fund	10,268
Total	$ 34,276
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,936,361	$ 104,663,414	$ 5,272,947	$ -
Consumer Staples	216,025,993	213,099,993	2,926,000	-
Energy	181,243,477	179,915,227	1,328,250	-
Financials	529,182,275	476,778,004	52,404,271	-
Health Care	149,435,229	144,439,401	4,995,828	-
Industrials	117,482,884	113,932,834	3,550,050	-
Information Technology	123,065,303	123,065,303	-	-
Materials	25,829,250	25,829,250	-	-
Telecommunication Services	43,284,653	37,970,958	5,313,695	-
Utilities	114,135,863	81,814,857	32,321,006	-
Corporate Bonds	382,265,595	-	382,265,495	100
U.S. Government and Government Agency Obligations	1,799,663	-	1,799,663	-
Investment Companies	4,007,711	-	4,007,711	-
Floating Rate Loans	9,857,449	-	9,857,449	-
Preferred Securities	43,942,414	-	43,942,414	-
Money Market Funds	103,573,634	103,573,634	-	-
Total Investments in Securities:	$ 2,155,067,754	$ 1,605,082,875	$ 549,984,779	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 2,327,633	$ 2,327,633	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $2,013,068,618. Net unrealized appreciation aggregated $141,999,136, of which $172,684,259 related to appreciated investment securities and $30,685,123 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.107

ASDI-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 18.0%
	Principal Amount	Value
Convertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 3,690,000	$ 5,804,739
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	2,560,000	5,744,000
Hotels, Restaurants & Leisure - 0.5%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	5,820,000	7,412,934
MGM Mirage, Inc. 4.25% 4/15/15	3,310,000	3,545,838
		10,958,772
TOTAL CONSUMER DISCRETIONARY		22,507,511
ENERGY - 1.8%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. 4.25% 6/15/14	470,000	475,288
Oil States International, Inc. 2.375% 7/1/25	210,000	537,075
Transocean, Inc. Series C, 1.5% 12/15/37	11,400,000	11,328,750
		12,341,113
Oil, Gas & Consumable Fuels - 1.2%
Chesapeake Energy Corp. 2.5% 5/15/37	9,000,000	8,370,900
Peabody Energy Corp. 4.75% 12/15/66	820,000	823,075
Pioneer Natural Resources Co. 2.875% 1/15/38	1,090,000	2,062,825
Western Refining, Inc. 5.75% 6/15/14	7,560,000	13,863,150
		25,119,950
TOTAL ENERGY		37,461,063
HEALTH CARE - 1.3%
Biotechnology - 0.5%
Amgen, Inc. 0.375% 2/1/13	5,980,000	6,174,350
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	660,000	1,222,320
Gilead Sciences, Inc. 1.625% 5/1/16	3,700,000	4,618,063
		12,014,733
Health Care Equipment & Supplies - 0.6%
Medtronic, Inc. 1.625% 4/15/13	6,100,000	6,157,950
Teleflex, Inc. 3.875% 8/1/17	5,780,000	6,781,096
		12,939,046
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	$ 2,130,000	$ 4,007,063
TOTAL HEALTH CARE		28,960,842
INDUSTRIALS - 1.0%
Commercial Services & Supplies - 0.5%
Covanta Holding Corp. 3.25% 6/1/14	9,990,000	11,499,489
Construction & Engineering - 0.3%
MasTec, Inc.:
4% 6/15/14	1,340,000	1,780,525
4.25% 12/15/14	3,460,000	4,712,088
		6,492,613
Machinery - 0.2%
Navistar International Corp. 3% 10/15/14	2,780,000	3,130,975
TOTAL INDUSTRIALS		21,123,077
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16 (f)	7,110,000	7,287,750
Computers & Peripherals - 0.7%
3D Systems Corp. 5.5% 12/15/16 (f)	1,300,000	1,678,690
EMC Corp. 1.75% 12/1/13	3,600,000	6,329,250
SanDisk Corp. 1.5% 8/15/17	5,330,000	6,356,025
		14,363,965
Electronic Equipment & Components - 0.1%
Vishay Intertechnology, Inc. 2.25% 11/15/40 (f)	3,080,000	3,237,850
Internet Software & Services - 0.6%
Equinix, Inc.:
3% 10/15/14	4,890,000	6,685,119
4.75% 6/15/16	2,120,000	3,853,100
VeriSign, Inc. 3.25% 8/15/37	1,030,000	1,282,350
		11,820,569
IT Services - 0.2%
CACI International, Inc. 2.125% 5/1/14	3,680,000	4,439,184
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp. 3.25% 8/1/39	4,840,000	6,637,092
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. 1.875% 8/1/31 (f)	$ 6,050,000	$ 6,617,188
ON Semiconductor Corp.:
2.625% 12/15/26	165,000	189,131
2.625% 12/15/26	835,000	983,734
		14,427,145
Software - 0.9%
Microsoft Corp. 0% 6/15/13 (f)	9,960,000	10,850,175
Nuance Communications, Inc. 2.75% 11/1/31 (f)	3,550,000	4,087,825
Symantec Corp. 1% 6/15/13	3,070,000	3,443,926
		18,381,926
TOTAL INFORMATION TECHNOLOGY		73,958,389
MATERIALS - 0.8%
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (f)	4,100,000	4,040,550
Metals & Mining - 0.5%
Newmont Mining Corp.:
1.25% 7/15/14	3,500,000	4,830,000
1.625% 7/15/17	3,750,000	5,573,438
United States Steel Corp. 4% 5/15/14	400,000	454,500
		10,857,938
Paper & Forest Products - 0.1%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	1,130,000	1,586,238
TOTAL MATERIALS		16,484,726
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	14,040,000	10,214,100
Level 3 Communications, Inc. 6.5% 10/1/16	1,390,000	2,138,863
		12,352,963
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
UTILITIES - 0.4%
Multi-Utilities - 0.4%
CMS Energy Corp. 5.5% 6/15/29	$ 5,570,000	$ 8,717,050
TOTAL CONVERTIBLE BONDS		221,565,621
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
8% 2/15/20 (f)	105,000	111,300
10.75% 7/15/15 pay-in-kind (f)(i)	2,494,000	2,631,170
		2,742,470
Hotels, Restaurants & Leisure - 0.5%
FelCor Lodging LP 10% 10/1/14	2,299,000	2,592,123
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	3,595,000	4,062,350
MGM Mirage, Inc. 6.625% 7/15/15	3,200,000	3,224,000
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)	500,000	547,500
		10,425,973
Media - 0.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	2,495,000	2,682,125
TOTAL CONSUMER DISCRETIONARY		15,850,568
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Rite Aid Corp.:
9.375% 12/15/15	12,010,000	12,370,300
9.5% 6/15/17	5,195,000	5,272,925
Tops Markets LLC 10.125% 10/15/15	7,105,000	7,655,638
		25,298,863
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Western Refining, Inc. 11.25% 6/15/17 (f)	6,886,000	7,781,180
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - 3.4%
Capital Markets - 0.6%
BankAmerica Institutional Capital A 8.07% 12/31/26 (f)	$ 265,000	$ 265,994
Chase Capital II 1.0469% 2/1/27 (i)	8,650,000	6,660,500
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,517,500
JPMorgan Chase Capital XXIII 1.5026% 5/15/77 (i)	2,500,000	1,855,890
Lehman Brothers Holdings, Inc. 1.3569% (d)(i)	1,000,000	100
		12,299,984
Commercial Banks - 1.9%
BAC Capital Trust VI 5.625% 3/8/35	1,500,000	1,379,549
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,020,000
CIT Group, Inc. 7% 5/2/17 (f)	3,500,000	3,502,205
First Maryland Capital I 1.5715% 1/15/27 (i)	2,500,000	1,902,260
JPMorgan Chase Capital XXI 1.5293% 1/15/87 (i)	2,500,000	1,853,975
PNC Capital Trust C 1.0969% 6/1/28 (i)	4,000,000	3,162,728
Wachovia Capital Trust II 1.067% 1/15/27 (i)	32,014,000	24,327,439
Wells Fargo Capital II 1.0531% 1/30/27 (i)	2,500,000	1,939,508
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,005,000
		41,092,664
Consumer Finance - 0.0%
SLM Corp. 7.25% 1/25/22	390,000	408,525
Diversified Financial Services - 0.9%
CIT Group, Inc. 6.625% 4/1/18 (f)	1,950,000	2,110,875
Goldman Sachs Capital II 5.793% (g)(i)	12,500,000	8,656,250
JPMorgan Chase Capital XIII 1.4924% 9/30/34 (i)	2,750,000	2,090,000
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	4,945,000	5,736,200
		18,593,325
TOTAL FINANCIALS		72,394,498
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	985,000	1,056,413
INDUSTRIALS - 0.7%
Commercial Services & Supplies - 0.7%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)	5,623,000	5,777,633
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.:
8.25% 12/15/20	$ 705,000	$ 782,550
8.625% 9/15/15	5,000,000	5,525,000
8.875% 9/1/17	3,000,000	3,360,000
		15,445,183
MATERIALS - 0.4%
Chemicals - 0.0%
Ineos Finance PLC 8.375% 2/15/19 (f)	245,000	258,475
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)	6,820,000	7,791,850
TOTAL MATERIALS		8,050,325
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)	6,545,000	6,365,013
14.75% 12/1/16 (f)	255,000	261,681
		6,626,694
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. 7.375% 8/1/15	1,500,000	1,481,250
Sprint Nextel Corp. 6% 12/1/16	4,000,000	3,640,000
		5,121,250
TOTAL TELECOMMUNICATION SERVICES		11,747,944
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,075,000
TOTAL NONCONVERTIBLE BONDS		160,699,974
TOTAL CORPORATE BONDS (Cost $365,709,876)		382,265,595
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (h) (Cost $1,799,643)	$ 1,800,000	$ 1,799,663
Common Stocks - 62.8%
	Shares
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 0.2%
Ford Motor Co.	307,600	3,808,088
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	54,100	1,492,619
Darden Restaurants, Inc.	62,000	3,161,380
McDonald's Corp.	232,200	23,052,816
Starbucks Corp.	42,500	2,063,800
Wyndham Worldwide Corp.	22,700	998,573
		30,769,188
Media - 1.2%
Comcast Corp. Class A	196,400	5,770,232
Time Warner Cable, Inc.	101,300	8,037,142
Time Warner, Inc.	307,600	11,445,796
		25,253,170
Specialty Retail - 1.1%
Foot Locker, Inc.	91,500	2,669,055
Home Depot, Inc.	378,400	18,000,488
TJX Companies, Inc.	67,800	2,482,158
		23,151,701
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	35,400	5,170,170
TOTAL CONSUMER DISCRETIONARY		88,152,317
CONSUMER STAPLES - 10.0%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	64,300	4,324,175
Diageo PLC sponsored ADR	21,900	2,092,764
Dr Pepper Snapple Group, Inc.	128,300	4,881,815
PepsiCo, Inc.	187,700	11,813,838
The Coca-Cola Co.	488,800	34,147,568
		57,260,160
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.0%
Safeway, Inc.	78,600	$ 1,685,970
Sysco Corp.	83,600	2,459,512
Wal-Mart Stores, Inc.	281,100	16,607,388
		20,752,870
Food Products - 1.3%
Danone	61,300	4,146,891
Kraft Foods, Inc. Class A	491,200	18,699,984
Unilever PLC sponsored ADR	156,300	5,075,061
		27,921,936
Household Products - 3.1%
Colgate-Palmolive Co.	120,200	11,200,236
Kimberly-Clark Corp.	143,600	10,465,568
Procter & Gamble Co.	637,758	43,061,420
Reckitt Benckiser Group PLC	26,900	1,489,180
		66,216,404
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	48,600	4,922,208
Imperial Tobacco Group PLC	51,781	2,051,917
Japan Tobacco, Inc.	771	4,097,079
Lorillard, Inc.	31,100	4,076,588
Philip Morris International, Inc.	308,918	25,800,831
		40,948,623
TOTAL CONSUMER STAPLES		213,099,993
ENERGY - 8.5%
Energy Equipment & Services - 0.4%
Ensco International Ltd. ADR	129,300	7,538,190
Oil, Gas & Consumable Fuels - 8.1%
Atlas Pipeline Partners, LP	41,500	1,533,425
Bonavista Energy Corp. (e)	44,600	1,036,528
BP PLC sponsored ADR	171,600	8,092,656
Chevron Corp.	464,900	50,729,888
Enterprise Products Partners LP	19,100	990,908
Exxon Mobil Corp.	871,700	75,402,033
Inergy Midstream LP	39,600	839,124
Legacy Reserves LP	33,100	955,266
Marathon Oil Corp.	282,500	9,573,925
Marathon Petroleum Corp.	164,850	6,849,518
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	48,400	$ 5,051,508
Penn West Petroleum Ltd.	47,100	1,028,476
Royal Dutch Shell PLC Class A sponsored ADR	113,300	8,281,097
Targa Resources Corp.	22,300	990,789
Williams Companies, Inc.	34,200	1,021,896
		172,377,037
TOTAL ENERGY		179,915,227
FINANCIALS - 15.6%
Commercial Banks - 0.4%
Australia & New Zealand Banking Group Ltd.	57,043	1,342,620
BB&T Corp.	69,900	2,044,575
M&T Bank Corp.	38,100	3,109,722
U.S. Bancorp	68,900	2,025,660
UMB Financial Corp.	3,000	124,950
		8,647,527
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	160,000	6,278,400
Insurance - 1.8%
ACE Ltd.	46,900	3,363,199
AFLAC, Inc.	143,600	6,785,100
Allied World Assurance Co. Holdings Ltd.	22,500	1,484,325
Axis Capital Holdings Ltd.	151,600	4,676,860
MetLife, Inc.	119,300	4,599,015
MetLife, Inc. unit (a)	154,200	11,142,492
Prudential Financial, Inc.	33,900	2,073,324
The Travelers Companies, Inc.	85,800	4,973,826
		39,098,141
Real Estate Investment Trusts - 13.0%
Acadia Realty Trust (SBI)	277,000	5,869,630
Alexandria Real Estate Equities, Inc.	10,059	721,130
AvalonBay Communities, Inc.	18,128	2,350,658
Boston Properties, Inc.	131,077	13,310,869
Camden Property Trust (SBI)	183,187	11,357,594
CBL & Associates Properties, Inc.	466,669	8,227,374
Chesapeake Lodging Trust	282,363	4,978,060
DCT Industrial Trust, Inc.	423,500	2,397,010
DDR Corp.	628,800	8,884,944
DiamondRock Hospitality Co.	98,579	981,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc. (e)	192,871	$ 13,983,148
Douglas Emmett, Inc.	336,086	7,081,332
Education Realty Trust, Inc.	631,900	6,495,932
Equity One, Inc.	161,400	3,069,828
Equity Residential (SBI)	192,169	10,932,494
Essex Property Trust, Inc.	77,632	10,867,704
Excel Trust, Inc.	113,255	1,357,927
Glimcher Realty Trust	367,731	3,640,537
HCP, Inc.	126,172	4,983,794
Health Care REIT, Inc.	93,106	5,068,691
Highwoods Properties, Inc. (SBI)	206,948	6,622,336
Host Hotels & Resorts, Inc.	352,073	5,555,712
Kite Realty Group Trust	222,034	1,090,187
LaSalle Hotel Properties (SBI)	124,400	3,318,992
Lexington Corporate Properties Trust	357,700	3,094,105
LTC Properties, Inc.	25,600	790,016
National Health Investors, Inc.	25,900	1,220,667
National Retail Properties, Inc.	260,100	6,931,665
Post Properties, Inc.	135,741	5,927,809
Prologis, Inc.	500,145	16,834,881
Public Storage (e)	137,340	18,413,174
Sabra Health Care REIT, Inc.	86,400	1,233,792
Simon Property Group, Inc.	239,181	32,404,242
SL Green Realty Corp.	167,550	12,742,178
Stag Industrial, Inc.	89,500	1,099,955
Sun Communities, Inc.	43,200	1,788,048
Sunstone Hotel Investors, Inc. (a)	267,936	2,406,065
The Macerich Co.	76,046	4,105,724
Ventas, Inc.	353,230	19,752,622
Vornado Realty Trust	48,399	3,955,650
		275,848,323
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	85,400	1,248,548
TOTAL FINANCIALS		331,120,939
HEALTH CARE - 6.6%
Biotechnology - 0.1%
Amgen, Inc.	46,200	3,139,290
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	87,600	$ 5,092,188
Covidien PLC	68,800	3,594,800
		8,686,988
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	112,502	2,097,037
Emeritus Corp. (a)	206,531	3,812,562
Sunrise Senior Living, Inc. (a)	154,004	1,191,991
UnitedHealth Group, Inc.	27,800	1,549,850
		8,651,440
Pharmaceuticals - 5.7%
Abbott Laboratories	192,400	10,891,764
Eli Lilly & Co.	260,900	10,237,716
GlaxoSmithKline PLC sponsored ADR	178,050	7,889,396
Johnson & Johnson	442,144	28,774,732
Merck & Co., Inc.	263,790	10,068,864
Pfizer, Inc.	1,712,900	36,142,190
Roche Holding AG sponsored ADR	160,600	6,998,948
Sanofi SA sponsored ADR	244,700	9,061,241
		120,064,851
TOTAL HEALTH CARE		140,542,569
INDUSTRIALS - 5.4%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	193,600	11,532,752
Raytheon Co.	132,300	6,683,796
The Boeing Co.	202,100	15,147,395
United Technologies Corp.	103,900	8,714,093
		42,078,036
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	191,300	14,709,057
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc. (e)	51,900	940,947
Republic Services, Inc.	158,100	4,716,123
		5,657,070
Electrical Equipment - 0.4%
Emerson Electric Co.	170,800	8,592,948
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
3M Co.	172,100	$ 15,075,960
General Electric Co.	475,953	9,066,905
		24,142,865
Machinery - 0.6%
Illinois Tool Works, Inc.	174,000	9,690,060
Ingersoll-Rand PLC	62,600	2,496,488
Stanley Black & Decker, Inc.	13,100	1,006,080
		13,192,628
Road & Rail - 0.3%
Norfolk Southern Corp.	80,700	5,560,230
TOTAL INDUSTRIALS		113,932,834
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	99,900	1,986,012
Motorola Solutions, Inc.	61,700	3,072,660
		5,058,672
Electronic Equipment & Components - 0.0%
Domino Printing Sciences PLC	18,594	193,893
IT Services - 0.8%
Accenture PLC Class A	123,600	7,359,144
Automatic Data Processing, Inc.	136,900	7,436,408
IBM Corp.	8,000	1,573,840
		16,369,392
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	170,800	6,697,068
ASML Holding NV	22,100	1,006,655
Intel Corp.	673,900	18,114,432
Intersil Corp. Class A	275,700	3,120,924
Linear Technology Corp.	126,800	4,245,264
Maxim Integrated Products, Inc.	140,200	3,910,178
Texas Instruments, Inc.	107,900	3,598,465
		40,692,986
Software - 2.9%
Microsoft Corp.	1,914,000	60,750,360
TOTAL INFORMATION TECHNOLOGY		123,065,303
Common Stocks - continued
	Shares	Value
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	57,100	$ 5,152,704
BASF AG	11,976	1,051,397
E.I. du Pont de Nemours & Co.	202,900	10,317,465
LyondellBasell Industries NV Class A	58,100	2,508,758
		19,030,324
Paper & Forest Products - 0.0%
MeadWestvaco Corp.	31,700	959,876
TOTAL MATERIALS		19,990,200
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,008,700	30,856,133
CenturyLink, Inc.	143,300	5,767,825
		36,623,958
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,972,600	5,313,695
TOTAL TELECOMMUNICATION SERVICES		41,937,653
UTILITIES - 3.9%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	174,900	6,577,989
Duke Energy Corp.	299,000	6,255,080
Edison International	237,200	9,931,564
El Paso Electric Co.	21,200	693,876
FirstEnergy Corp.	124,300	5,505,247
NextEra Energy, Inc.	211,700	12,598,267
Northeast Utilities	42,400	1,522,160
PNM Resources, Inc.	28,124	505,670
PPL Corp.	144,792	4,133,812
Southern Co.	231,600	10,234,404
		57,958,069
Gas Utilities - 0.2%
ONEOK, Inc.	47,300	3,908,872
Multi-Utilities - 1.0%
National Grid PLC	308,900	3,145,837
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	203,300	$ 8,473,544
Sempra Energy	140,300	8,311,372
		19,930,753
TOTAL UTILITIES		81,797,694
TOTAL COMMON STOCKS (Cost $1,213,447,982)		1,333,554,729
Preferred Stocks - 13.0%

Convertible Preferred Stocks - 3.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.7%
General Motors Co. 4.75%	330,984	14,129,707
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	5,044	5,272,947
TOTAL CONSUMER DISCRETIONARY		19,402,654
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp.:
8.00% (f)	11,600	500,250
Series B, 8.00%	19,200	828,000
		1,328,250
FINANCIALS - 1.5%
Commercial Banks - 0.3%
Wells Fargo & Co. 7.50%	5,890	6,473,110
Diversified Financial Services - 1.0%
AMG Capital Trust I 5.10%	23,800	1,176,613
Bank of America Corp. Series L, 7.25%	13,560	12,781,656
Citigroup, Inc. 7.50%	76,900	7,616,945
		21,575,214
Real Estate Investment Trusts - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%	49,500	1,267,200
Health Care REIT, Inc. Series I, 6.50%	59,100	3,124,913
		4,392,113
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (a)(f)	330	$ 3
12.00% (a)(f)	1,000	10
		13
TOTAL FINANCIALS		32,440,450
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	16,512	3,896,832
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	5,108	4,995,828
TOTAL HEALTH CARE		8,892,660
INDUSTRIALS - 0.2%
Professional Services - 0.2%
Nielsen Holdings B.V. 6.25%	53,800	3,080,050
MATERIALS - 0.3%
Metals & Mining - 0.3%
AngloGold Ashanti Holdings Finance PLC 6.00%	124,500	5,839,050
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc. 7.00%	29,000	1,571,800
PPL Corp. 8.75%	172,700	9,258,447
		10,830,247
TOTAL CONVERTIBLE PREFERRED STOCKS		81,813,361
Nonconvertible Preferred Stocks - 9.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	65,000	1,649,700
Comcast Corp. 6.625%	28,660	731,690
		2,381,390
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 8.00% (f)	28	$ 2,926,000
FINANCIALS - 7.8%
Capital Markets - 0.8%
BNY Capital V 5.95%	40,000	1,014,000
Deutsche Bank Contingent Capital Trust II 6.55%	91,000	2,152,150
Goldman Sachs Group, Inc.:
6.125%	120,000	3,058,800
Series C, 4.9931%	40,000	851,600
Series D	200,000	4,106,000
JPMorgan Chase Capital XXVI 8.00%	77,000	1,978,900
Morgan Stanley Capital I Trust 6.60%	140,000	3,417,400
		16,578,850
Commercial Banks - 1.6%
Barclays Bank PLC:
Series 2, 6.625%	47,200	1,117,696
Series 4, 7.75%	247,800	6,232,170
Series 5, 8.125%	25,000	638,750
BB&T Capital Trust VI 9.60%	86,000	2,309,960
CoBank ACB 7.00% (f)	17,000	867,000
First Niagara Financial Group, Inc. Series B, 8.625%	100,000	2,765,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,150,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,038,062
U.S. Bancorp Series A, 3.50%	12,960	10,134,720
USB Capital XII 6.30%	88,361	2,254,973
Zions Bancorp.:
11.00%	80,000	2,101,600
Series C, 9.50%	27,000	709,290
		34,319,221
Consumer Finance - 1.6%
Ally Financial, Inc. 7.00% (f)	38,861	32,643,240
HSBC USA, Inc. Series H, 6.50%	100,000	2,530,000
		35,173,240
Diversified Financial Services - 2.8%
Bank of America Corp.:
Series D, 6.204%	45,000	1,032,300
Series H, 8.20%	593,015	15,050,721
Citigroup Capital VIII 6.95%	236,811	5,953,429
Citigroup Capital XII 8.50%	526,000	13,707,560
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup Capital XIII 7.875%	189,594	$ 5,128,518
Deutsche Bank Capital Funding Trust VIII 6.375%	55,000	1,282,050
General Electric Capital Corp. 6.05%	40,000	1,034,800
GMAC Capital Trust I Series 2, 8.125%	515,640	12,107,227
JPMorgan Chase Capital XXIX 6.70%	155,000	4,020,700
		59,317,305
Insurance - 0.3%
MetLife, Inc. Series B, 6.50%	241,000	6,181,650
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. 7.375%	58,500	1,477,125
Digital Realty Trust, Inc. Series E, 7.00%	20,000	525,600
Health Care REIT, Inc. Series J, 6.50%	12,000	300,000
Hersha Hospitality Trust Series B, 8.00%	48,200	1,187,166
Hospitality Properties Trust Series D, 7.125%	60,000	1,532,400
Public Storage:
Series M, 6.625%	50,000	1,277,000
Series R, 6.35%	41,600	1,126,944
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	5,587,585
Vornado Realty Trust Series E, 7.00%	40,000	1,036,800
		14,050,620
TOTAL FINANCIALS		165,620,886
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pitney Bowes International Holdings, Inc. 6.125% (f)	500	470,000
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. 7.50%	50,000	1,347,000
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duquesne Light Co. 6.50% (a)	66,050	3,285,988
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,591,200
PPL Electric Utilities Corp. 6.25%	299,000	7,615,171
Southern California Edison Co.:
6.125%	35,000	3,482,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
Series C, 6.00%	42,500	$ 4,212,813
Series D, 6.50%	12,500	1,320,250
		21,507,922
TOTAL NONCONVERTIBLE PREFERRED STOCKS		194,253,198
TOTAL PREFERRED STOCKS (Cost $268,592,203)		276,066,559
Investment Companies - 0.2%

2010 Swift Mandatory Common Exchange Security Trust (f) (Cost $3,852,183)	347,400	4,007,711
Floating Rate Loans - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morton's Restaurant Group, Inc. Tranche B, term loan 8.75% 2/1/17 (i)	$ 750,000	742,500
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (i)	220,000	220,825
FINANCIALS - 0.4%
Insurance - 0.4%
Asurion Corp. Tranche 2ND LIEN, term loan 9% 5/24/19 (i)	8,730,000	8,894,124
TOTAL FLOATING RATE LOANS (Cost $9,608,394)		9,857,449
Preferred Securities - 2.1%
	Principal Amount	Value
FINANCIALS - 2.0%
Commercial Banks - 1.1%
PNC Financial Services Group, Inc. 6.75% (g)(i)	$ 1,500,000	$ 1,560,567
PNC Preferred Funding Trust I 6.517% (f)(g)(i)	18,850,000	14,774,366
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	3,866,000	2,749,830
USB Capital IX 3.5% (g)(i)	5,000,000	3,772,361
		22,857,124
Diversified Financial Services - 0.9%
Bank of America Corp. 8% (g)(i)	460,000	463,134
JPMorgan Chase & Co. 7.9% (g)(i)	6,250,000	7,046,816
PNC Preferred Funding Trust II 6.113% (f)(g)(i)	9,450,000	7,303,772
Wachovia Capital Trust III 5.5698% (g)(i)	5,591,000	5,154,416
		19,968,138
TOTAL FINANCIALS		42,825,262
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern California Edison Co. 6.25% (g)(i)	1,090,000	1,117,152
TOTAL PREFERRED SECURITIES (Cost $42,551,455)		43,942,414
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	86,773,594	86,773,594
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,800,040	16,800,040
TOTAL MONEY MARKET FUNDS (Cost $103,573,634)		103,573,634
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,009,135,370)		2,155,067,754
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(31,579,617)
NET ASSETS - 100%		$ 2,123,488,137
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
418 CME E-mini S&P 500 Index Contracts	March 2012	$ 28,515,960	$ 2,327,633

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $163,742,653 or 7.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,799,663.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,008
Fidelity Securities Lending Cash Central Fund	10,268
Total	$ 34,276
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 109,936,361	$ 104,663,414	$ 5,272,947	$ -
Consumer Staples	216,025,993	213,099,993	2,926,000	-
Energy	181,243,477	179,915,227	1,328,250	-
Financials	529,182,275	476,778,004	52,404,271	-
Health Care	149,435,229	144,439,401	4,995,828	-
Industrials	117,482,884	113,932,834	3,550,050	-
Information Technology	123,065,303	123,065,303	-	-
Materials	25,829,250	25,829,250	-	-
Telecommunication Services	43,284,653	37,970,958	5,313,695	-
Utilities	114,135,863	81,814,857	32,321,006	-
Corporate Bonds	382,265,595	-	382,265,495	100
U.S. Government and Government Agency Obligations	1,799,663	-	1,799,663	-
Investment Companies	4,007,711	-	4,007,711	-
Floating Rate Loans	9,857,449	-	9,857,449	-
Preferred Securities	43,942,414	-	43,942,414	-
Money Market Funds	103,573,634	103,573,634	-	-
Total Investments in Securities:	$ 2,155,067,754	$ 1,605,082,875	$ 549,984,779	$ 100
Derivative Instruments:
Assets
Futures Contracts	$ 2,327,633	$ 2,327,633	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $2,013,068,618. Net unrealized appreciation aggregated $141,999,136, of which $172,684,259 related to appreciated investment securities and $30,685,123 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012